Description of the Business (Details) € in Thousands, $ in Thousands			1 Months Ended					6 Months Ended
	Apr. 22, 2022 EUR (€) employee	Apr. 22, 2022 USD ($) employee	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 USD ($)	May 31, 2013 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	May 25, 2022 position	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Description Of Business [Line Items]
Initial public offering amount					€ 124,000	$ 144,000	€ 17,700
Shareholders' equity			€ 22,436					€ 22,436	€ 36,362		€ 22,845	€ 26,539
Proceeds from sales of property, plant and equipment								37,630	0
Income tax expense on disposals of property, plant and equipment								€ 3,737	€ 2
Number of positions dismissed | position										52
Total number of positions at date of plan | position										109
Cell therapy manufacturing facility to Catalent
Disclosure Of Description Of Business [Line Items]
Proceeds from sales of property, plant and equipment	€ 40,676	$ 44,500
Number of employees who received employment offer | employee	40	40
Gains on disposals of property, plant and equipment	€ 24,400
Income tax expense on disposals of property, plant and equipment	€ 3,700		€ 3,737	$ 4,086